Note 5 - Notes Payable and Line of Credit - Schedule of Debt Payable (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Apr. 23, 2019	Oct. 23, 2017
Discount, short-term notes payable	$ (272,122)	$ (296,504)	$ (608,580)
Discount, long-term notes payable	(141,123)	(154,590)	0
Promissory Note [Member]
Face value, short term notes and convertible notes payable classified as continuing operations	447,000	447,000
Discount, long-term notes payable		(154,590)
Carrying Value, long-term notes payable		292,410
Total long-term notes payable classified as continuing operations	447,000	447,000
The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Face Value, short-term notes payable					$ 700,000
The 6 % Note Payable Dated September 30, 2023 [Member] | Convertible Debt [Member]
Face Value, short-term notes payable	197,000	197,000
Discount, long-term notes payable	(37,204)	(40,561)
Carrying Value, long-term notes payable	159,796	156,439
The 6 % Note Payable Dated December 31, 2023 [Member] | Convertible Debt [Member]
Face Value, short-term notes payable	250,000	250,000
Discount, long-term notes payable	(103,919)	(114,029)
Carrying Value, long-term notes payable	146,081	135,971
Convertible Notes Payable [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Face Value, short-term notes payable	369,445	369,445	369,445
Discount, short-term notes payable	0	0	(13,929)
Carrying Value, short-term notes payable	369,445	369,445	355,516
Convertible Notes Payable [Member] | The 6% Note Payable Due November 30, 2018 [Member]
Face Value, short-term notes payable	1,060,000	1,060,000	1,257,000
Discount, short-term notes payable	0	0	(155,340)
Carrying Value, short-term notes payable	1,060,000	1,060,000	1,101,660
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member]
Face Value, short-term notes payable			2,765,000	$ 2,765,000
Discount, short-term notes payable			(29,830)
Carrying Value, short-term notes payable			2,735,170
Convertible Notes Payable [Member] | The 6% Notes Payable Due January 18, 2022 [Member]
Face Value, short-term notes payable	325,000	325,000
Discount, short-term notes payable	(272,122)	(296,504)
Carrying Value, short-term notes payable	52,878	28,496
Line of Credit [Member] | The 8% Line of Credit Dated November 27, 2019 [Member]
Face Value, short-term notes payable	485,000	485,000	480,000
Discount, short-term notes payable	0	0	0
Carrying Value, short-term notes payable	485,000	485,000	480,000
Line of Credit [Member] | The 8% Line of Credit Dated July 24, 2020 [Member]
Face Value, short-term notes payable	1,025,000	1,025,000
Discount, short-term notes payable	0	0
Carrying Value, short-term notes payable	1,025,000	1,025,000
Senior Secured Convertible Promissory Note [Member] | The Amended 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member]
Face Value, short-term notes payable	1,111,863	1,111,863	1,271,863
Discount, short-term notes payable	0	0	(409,481)
Carrying Value, short-term notes payable	1,111,863	1,111,863	862,382
Promissory Note [Member]
Face Value, short-term notes payable	4,376,308	4,376,308	6,143,308
Discount, short-term notes payable	(272,122)	(296,504)	(608,580)
Carrying Value, short-term notes payable	4,104,186	4,079,804	5,534,728
Less: Notes payable classified as discontinued operations, face value	(485,000)	(485,000)	(480,000)
Less: Notes payable classified as discontinued operations, discount	0	0	0
Less: Notes payable classified as discontinued operations, carrying value	(485,000)	(485,000)	(480,000)
Face value, short term notes and convertible notes payable classified as continuing operations	3,891,308	3,891,308	5,663,308
Total short term notes and convertible notes payable classified as continuing operations	(272,122)	(296,504)	(608,580)
Total short-term notes payable classified as continuing operations	3,619,186	3,594,804	5,054,728
Total long-term notes payable classified as continuing operations	$ 3,891,308	$ 3,891,308	$ 5,663,308